UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	11/30/2010

Item 1.	Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of November 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 95.2%
COMMON STOCKS 94.9%
Aerospace & Defense 0.5%
72,781	United Technologies Corp.	$ 5,478,226

Auto Components 2.4%
294,063	Lear Corp.(a)	25,809,909

Capital Markets 6.6%
733,850	Bank of New York Mellon Corp. (The)	19,806,611
76,061	Goldman Sachs Group, Inc. (The)	11,876,164
304,221	Lazard Ltd. (Class A Stock)	10,894,154
639,723	Morgan Stanley(b)	15,647,625
830,335	TD Ameritrade Holding Corp.(b)	13,899,808

		72,124,362
Chemicals 1.6%
577,932	Dow Chemical Co. (The)(b)	18,019,920

Commercial Banks 2.1%
843,839	Wells Fargo & Co.	22,960,859

Commercial Services & Supplies 1.8%
593,012	Waste Management, Inc.	20,310,661

Communications Equipment 1.1%
255,537	QUALCOMM, Inc.	11,943,799

Computers & Peripherals 2.5%
1,251,451	Dell, Inc.(a)	16,544,182
256,044	Hewlett-Packard Co.	10,735,925

		27,280,107
Consumer Finance 0.8%
755,552	SLM Corp.(a)	8,726,626

Diversified Consumer Services 1.2%
1,010,979	H&R Block, Inc.(b)	12,728,226

Diversified Financial Services 3.0%
571,666	JPMorgan Chase & Co.	21,368,875
420,776	Moody’s Corp.(b)	11,289,420

		32,658,295
Electric Utilities 1.4%
211,285	Entergy Corp.	15,051,943

Electronic Equipment & Instruments 2.7%
4,019,795	Flextronics International Ltd.(a)	29,143,514

Food & Staples Retailing 4.5%
706,229	CVS Caremark Corp.	21,893,099
496,530	Kroger Co. (The)	11,693,281
292,419	Wal-Mart Stores, Inc.	15,816,944

		49,403,324
Food Products 6.4%
318,031	Bunge Ltd.(b)	19,342,645
862,000	ConAgra Foods, Inc.	18,515,760
295,273	Kraft Foods, Inc. (Class A Stock)	8,932,008
755,909	Smithfield Foods, Inc.(a)	13,311,558
628,126	Tyson Foods, Inc. (Class A Stock)	9,943,235

		70,045,206
Healthcare Providers & Services 2.2%
476,106	Omnicare, Inc.	10,979,004
237,143	WellPoint, Inc.(a)	13,218,351

		24,197,355
Hotels, Restaurants & Leisure 0.8%
557,208	International Game Technology(b)	8,625,580

Independent Power Producers & Energy Traders 0.9%
842,786	Calpine Corp.(a)	10,197,711

Insurance 5.6%
148,770	Arch Capital Group Ltd.(a)	13,433,931
375,968	Axis Capital Holdings Ltd.	13,286,709
102,468	Berkshire Hathaway, Inc. (Class B Stock)(a)	8,164,650
378,578	MetLife, Inc.(b)	14,442,751
217,449	Travelers Cos., Inc. (The)	11,740,072

		61,068,113
Internet Software & Services 1.5%
594,704	IAC/InterActiveCorp(a)	16,746,865

Machinery 1.5%
414,370	Ingersoll-Rand PLC(b)	16,989,170

Media 8.8%
1,390,646	Comcast Corp. (Class A Stock)	27,812,920
869,167	Liberty Global, Inc. (Series C)(a)	29,238,778
305,371	Time Warner Cable, Inc.	18,792,531
557,452	Viacom, Inc. (Class B Stock)	21,088,409

		96,932,638
Metals & Mining 1.8%
330,782	Newmont Mining Corp.	19,459,905

Multi-Utilities 2.8%
681,816	CenterPoint Energy, Inc.	10,656,784
407,640	Sempra Energy	20,418,688

		31,075,472
Oil, Gas & Consumable Fuels 15.5%
317,957	Anadarko Petroleum Corp.	20,400,121
216,749	Apache Corp.	23,330,862
457,570	Canadian Natural Resources Ltd.	17,598,142
180,128	EOG Resources, Inc.	16,022,386
235,178	Murphy Oil Corp.	15,879,219
174,999	Noble Energy, Inc.	14,218,669
233,028	Occidental Petroleum Corp.	20,546,079
253,562	Southwestern Energy Co.(a)	9,178,944
309,762	Suncor Energy, Inc.	10,411,101
990,868	Williams Cos., Inc. (The)	22,601,699

		170,187,222
Pharmaceuticals 4.4%
355,266	Merck & Co., Inc.	12,246,019
1,126,985	Mylan, Inc.(a)(b)	22,049,453
872,178	Pfizer, Inc.	14,207,780

		48,503,252
Road & Rail 1.6%
283,728	CSX Corp.	17,253,500

Software 5.6%
1,430,930	CA, Inc.	32,753,988
678,581	Nuance Communications, Inc.(a)	11,993,919
972,729	Symantec Corp.(a)	16,341,847

		61,089,754
Specialty Retail 0.5%
251,749	Staples, Inc.	5,540,995

Wireless Telecommunication Services 2.8%
1,375,499	MetroPCS Communications, Inc.(a)(b)	16,712,313
352,091	NII Holdings, Inc.(a)	13,647,047

		30,359,360

	TOTAL COMMON STOCKS (cost $904,893,108)	1,039,911,869

PREFERRED STOCK 0.3%
Consumer Finance
6,530	SLM Corp., 7.250%, 12/15/10 (Series C) (cost $3,097,290)	3,817,699

	TOTAL LONG-TERM INVESTMENTS (cost $907,990,398)	1,043,729,568

SHORT-TERM INVESTMENT 15.9%
Affiliated Money Market Mutual Fund
173,801,220	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $173,801,220; includes $117,855,838 of cash collateral received for securities on loan)(c)(d)	173,801,220

	TOTAL INVESTMENTS 111.1% (cost $1,081,791,618)(e)	1,217,530,788
	Liabilities in excess of other assets (11.1%)	(121,911,059)

	NET ASSETS 100.0%	$1,095,619,729

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $113,052,913; cash collateral of $117,855,838 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,089,847,735	$155,613,752	$(27,930,699)	$127,683,053

The differences between book basis and tax basis are primarily attributable to the differences in the treatment of losses on wash sales and investments in partnerships as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value

Level 2 - other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,039,911,869	$—	$—
Preferred Stock	3,817,699	—	—
Affiliated Money Market Mutual Fund	173,801,220	—	—

Total	$1,217,530,788	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the Subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 25, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 25, 2011

*	Print the name and title of each signing officer under his or her signature.